Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2025 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2025 Fund - Class A
Bar Chart Table:
Annual Return 2014	5.11%
Annual Return 2015	(0.87%)
Annual Return 2016	7.08%
Annual Return 2017	16.25%
Annual Return 2018	(5.72%)
Annual Return 2019	19.99%
Annual Return 2020	13.84%
Annual Return 2021	9.55%
Annual Return 2022	(16.91%)
Annual Return 2023	13.18%